Financial instruments - Summary of foreign currency denominated financial assets and financial liabilities (Detail) - AUD ($) $ in Thousands	Jun. 30, 2025	Jun. 30, 2024
Disclosure Of Financial Asset Liabilities [Line Items]
Assets	$ 4,206	$ 3,329
Liabilities	12,601	14,758
USD [Member]
Disclosure Of Financial Asset Liabilities [Line Items]
Assets	4,206	3,329
Liabilities	5,854	7,420
EURO [Member]
Disclosure Of Financial Asset Liabilities [Line Items]
Liabilities	6,738	7,320
GBP [Member]
Disclosure Of Financial Asset Liabilities [Line Items]
Liabilities	$ 9	$ 18